SCHEDULE OF RECONCILIATION OF THE STATUTORY FEDERAL INCOME TAX RATE TO THE COMPANY’S EFFECTIVE TAX RATE (Details) - Goodvision Inc [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
ScheduleOfReconciliationOfTheStatutoryFederalIncomeTaxRateToTheCompanysEffectiveTaxRateLineItem [Line Items]
Federal income tax at statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	6.98%	6.98%	6.98%	6.98%	1.30%	1.90%
Foreign rate differential (Cayman Islands)	428.40%		(28.94%)		0.00%	0.00%
Return to provision adjustments					0.00%	0.00%
Change in valuation allowance	(456.30%)		0.95%		0.00%	0.00%
Effective income tax rate	0.00%	22.30%	0.00%	22.30%	22.30%	22.90%
State apportionment and annual rate differential		(5.68%)		(5.68%)
Effective income tax rate	0.00%	22.30%	0.00%	22.30%	22.30%	22.90%